John Hancock
Fundamental All Cap Core Fund
Quarterly portfolio holdings 10/31/2023

Fund’s investments
As of 10-31-23 (unaudited)
	Shares	Value
Common stocks 97.9%		$308,478,541
(Cost $285,572,983)
Communication services 10.8%		33,877,657
Entertainment 4.0%
Atlanta Braves Holdings, Inc., Series C (A)	4,337	150,841
Liberty Media Corp.-Liberty Formula One, Series C (A)	134,705	8,714,066
Liberty Media Corp.-Liberty Live, Series C (A)	5,772	183,954
Warner Brothers Discovery, Inc. (A)	363,262	3,610,824
Interactive media and services 6.8%
Alphabet, Inc., Class A (A)	151,694	18,822,192
CarGurus, Inc. (A)	139,047	2,395,780
Consumer discretionary 21.8%		68,525,905
Automobile components 0.5%
Mobileye Global, Inc., Class A (A)	42,732	1,524,250
Broadline retail 8.7%
Amazon.com, Inc. (A)	207,184	27,574,122
Household durables 5.2%
Lennar Corp., A Shares	116,174	12,393,442
NVR, Inc. (A)	720	3,897,086
Leisure products 1.9%
Polaris, Inc.	68,224	5,895,918
Specialty retail 3.9%
Dufry AG (A)	114,231	4,004,282
Group 1 Automotive, Inc.	32,974	8,320,329
Textiles, apparel and luxury goods 1.6%
Canada Goose Holdings, Inc. (A)	270,295	3,000,275
Salvatore Ferragamo SpA	156,617	1,916,201
Consumer staples 4.0%		12,717,273
Beverages 1.9%
Anheuser-Busch InBev SA/NV, ADR	108,105	6,147,931
Consumer staples distribution and retail 1.4%
Walmart, Inc.	26,470	4,325,463
Food products 0.7%
The Hain Celestial Group, Inc. (A)	203,066	2,243,879
Energy 5.1%		16,121,776
Oil, gas and consumable fuels 5.1%
Cheniere Energy, Inc.	64,607	10,751,897
Suncor Energy, Inc.	165,737	5,369,879
Financials 15.8%		49,804,753
Banks 3.6%
First Hawaiian, Inc.	628,542	11,269,758
Capital markets 12.2%
KKR & Company, Inc.	228,013	12,631,920
Morgan Stanley	128,404	9,093,571
S&P Global, Inc.	18,007	6,290,025
The Goldman Sachs Group, Inc.	34,648	10,519,479
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 4.8%		$15,231,617
Biotechnology 1.2%
Alnylam Pharmaceuticals, Inc. (A)	9,628	1,461,530
Moderna, Inc. (A)	29,733	2,258,519
Health care equipment and supplies 0.6%
Hologic, Inc. (A)	30,684	2,030,360
Health care providers and services 1.9%
Elevance Health, Inc.	13,314	5,992,498
Life sciences tools and services 0.7%
Thermo Fisher Scientific, Inc.	4,841	2,153,132
Pharmaceuticals 0.4%
Elanco Animal Health, Inc. (A)	151,598	1,335,578
Industrials 4.6%		14,475,924
Electrical equipment 1.1%
Regal Rexnord Corp.	19,052	2,255,947
Sensata Technologies Holding PLC	37,400	1,192,312
Machinery 1.6%
Parker-Hannifin Corp.	13,466	4,967,742
Trading companies and distributors 1.9%
United Rentals, Inc.	14,916	6,059,923
Information technology 25.7%		80,907,463
Electronic equipment, instruments and components 1.0%
CDW Corp.	15,461	3,098,384
Semiconductors and semiconductor equipment 6.9%
Analog Devices, Inc.	61,612	9,693,416
NVIDIA Corp.	29,324	11,958,327
Software 13.3%
Autodesk, Inc. (A)	21,661	4,280,863
Microsoft Corp.	11,119	3,759,445
Oracle Corp.	54,542	5,639,643
Roper Technologies, Inc.	11,329	5,535,010
Salesforce, Inc. (A)	62,143	12,480,179
Workday, Inc., Class A (A)	47,996	10,161,233
Technology hardware, storage and peripherals 4.5%
Apple, Inc.	83,744	14,300,963
Materials 1.1%		3,496,564
Chemicals 1.1%
Axalta Coating Systems, Ltd. (A)	133,304	3,496,564
Real estate 4.2%		13,319,609
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	255,587	621,076
Specialized REITs 4.0%
American Tower Corp.	5,089	906,809
Crown Castle, Inc.	126,820	11,791,724

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

	Yield (%)	Shares	Value
Short-term investments 1.7%			$5,210,950
(Cost $5,210,518)
Short-term funds 1.7%			5,210,950
John Hancock Collateral Trust (B)	5.5153(C)	521,272	5,210,950

Total investments (Cost $290,783,501) 99.6%	$313,689,491
Other assets and liabilities, net 0.4%	1,394,227
Total net assets 100.0%	$315,083,718

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 10-31-23.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2023, by major security category or type:
	Total value at 10-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$33,877,657	$33,877,657	—	—
Consumer discretionary	68,525,905	62,605,422	$5,920,483	—
Consumer staples	12,717,273	12,717,273	—	—
Energy	16,121,776	16,121,776	—	—
Financials	49,804,753	49,804,753	—	—
Health care	15,231,617	15,231,617	—	—
Industrials	14,475,924	14,475,924	—	—
Information technology	80,907,463	80,907,463	—	—
Materials	3,496,564	3,496,564	—	—
Real estate	13,319,609	13,319,609	—	—
Short-term investments	5,210,950	5,210,950	—	—
Total investments in securities	$313,689,491	$307,769,008	$5,920,483	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	5

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	521,272	$4,811,553	$40,674,300	$(40,277,271)	$2,079	$289	$167,778	—	$5,210,950
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
6	|